Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income
Loans, including fees	$ 11,981	$ 10,676	$ 10,536
Securities:
Taxable	2,139	3,019	3,541
Nontaxable	1,803	1,625	1,214
Federal funds sold and other	66	93	210
Total interest and dividend income	15,989	15,413	15,501
Interest expense
Deposits	1,530	1,750	2,188
Short-term borrowings	44	44	47
Federal Home Loan Bank advances	188	256	984
Total interest expense	1,762	2,050	3,219
Net interest income	14,227	13,363	12,282
Provision for loan losses	1,374	600	2,229
Net interest income after provision for loan losses	12,853	12,763	10,053
Noninterest income
Checking account fees	1,042	1,085	1,125
Visa check card interchange fees	591	549	442
Deposit and miscellaneous service fees	384	321	338
Mortgage banking activities	560	256	285
Loss on sales of other real estate owned	4	(38)	(24)
Securities gains, net	0	214	661
Gain on sale of SBA loans	0	171	0
Death benefit from life insurance policy	0	121	0
Other	316	353	363
Total noninterest income	2,897	3,032	3,190
Noninterest expense
Salaries and employee benefits	6,164	6,025	5,550
Data processing	1,191	1,160	1,033
Net occupancy	1,403	1,480	1,231
FDIC assessment	309	362	520
Professional and consulting fees	432	637	685
Franchise tax	402	360	348
Maintenance and repairs	206	237	203
Amortization of intangibles	0	107	90
Telephone	221	242	237
Marketing	247	240	240
Director fees	201	188	193
Directors pension expense	88	181	98
Software license and maintenance fees	200	245	202
Postage and supplies	304	283	295
Other	1,020	992	922
Total noninterest expense	12,388	12,739	11,847
Income before income taxes	3,362	3,056	1,396
Income tax expense	551	444	71
Net income	$ 2,811	$ 2,612	$ 1,325
Weighted average common shares outstanding	2,217,690	2,211,508	2,205,973
Weighted average diluted common shares outstanding	2,220,047	2,211,508	2,205,973
Basic and diluted earnings per common share	$ 1.27	$ 1.18	$ 0.60